Supplemental cash flow information - Changes in current and non-current liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 3,776,918		$ 2,070,250		$ 736,840	$ 2,070,250
Proceeds from other short term borrowings	3,273,888
Proceeds from short-term borrowings	3,273,888	[1]	2,150,955	[1]	708,363
Proceeds from long-term borrowings	1,381,738
Repayments of borrowings, classified as financing activities	(2,553,008)		(1,436,416)
Proceeds from related party capital contribution	(21,916)		(19,448)		(8,913)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	2,080,702		695,091
Increase through new leases, liabilities arising from financing activities	54,569		43,514
Decrease through cancellation of leases, liabilities arising from financing activities	(2,829)		(157)
Increase through recognition of earn-outs and shares			(157)
Increase (decrease) through interest expense, liabilities arising from financing activities	177,284		33,891
Increase (decrease) through interest paid, liabilities arising from financing activities	(152,392)		(31,650)
Increase (decrease) through issuance of rights upon merger, liabilities arising from financing activities			1,563,728
Increase (decrease) through other changes, liabilities arising from financing activities	76,632		1,609,326
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	7,308		(33,849)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(457,615)		(937,158)
Increase (decrease) through change in interest on fair value measurement, liabilities arising from financing activities	(359)
Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	3,460,473		1,344,234		658,889	1,344,234
Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	27,795		2,614		428	2,614
Liabilities to credit institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	2,036,755		1,329,716		642,644	1,329,716
Proceeds from other short term borrowings	3,177,038
Proceeds from short-term borrowings			2,060,012
Repayments of borrowings, classified as financing activities	(2,482,674)		(1,347,392)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	694,364		712,620
Increase (decrease) through interest expense, liabilities arising from financing activities	111,949		27,179
Increase (decrease) through interest paid, liabilities arising from financing activities	(104,762)		(24,822)
Increase (decrease) through other changes, liabilities arising from financing activities	7,187		2,357
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	5,488		(27,905)
Liabilities to credit institutions | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	2,026,665		1,327,102		642,339	1,327,102
Liabilities to credit institutions | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	10,090		2,614		305	2,614
Convertible liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,274,899
Proceeds from long-term borrowings	1,250,000
Increase (decrease) through financing cash flows, liabilities arising from financing activities	1,250,000
Increase (decrease) through interest expense, liabilities arising from financing activities	60,325		0
Increase (decrease) through interest paid, liabilities arising from financing activities	(42,620)		0
Increase (decrease) through other changes, liabilities arising from financing activities	17,705
Increase (decrease) through changes in fair values, liabilities arising from financing activities	7,553
Increase (decrease) through change in interest on fair value measurement, liabilities arising from financing activities	(359)
Convertible liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,257,194
Convertible liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	17,705
Other financing liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	176,614		17,132		16,673	17,132
Proceeds from other short term borrowings	96,850
Proceeds from short-term borrowings			90,943
Proceeds from long-term borrowings	131,738
Repayments of borrowings, classified as financing activities	(70,334)		(89,024)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	158,254		1,919
Increase (decrease) through interest expense, liabilities arising from financing activities	2		511
Increase (decrease) through interest paid, liabilities arising from financing activities	(2)		(627)
Increase (decrease) through issuance of rights upon merger, liabilities arising from financing activities			1,563,728
Increase (decrease) through other changes, liabilities arising from financing activities			(116)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	1,228		(1,344)
Other financing liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	176,614		17,132		16,550	17,132
Other financing liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities					123
Earn-out and class C share liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	161,402		626,570			626,570
Increase through recognition of earn-outs and shares			0
Increase (decrease) through other changes, liabilities arising from financing activities			1,563,728
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(465,168)		(937,158)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	127,248		96,832		77,523	$ 96,832
Proceeds from related party capital contribution	(21,916)		(19,448)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(21,916)		(19,448)
Increase through new leases, liabilities arising from financing activities	54,569		43,514
Decrease through cancellation of leases, liabilities arising from financing activities	(2,829)		(157)
Increase (decrease) through interest expense, liabilities arising from financing activities	5,008		6,201
Increase (decrease) through interest paid, liabilities arising from financing activities	(5,008)		(6,201)
Increase (decrease) through other changes, liabilities arising from financing activities	51,740		43,357
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	$ 592		$ (4,600)
Lease liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities					$ 0

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.